SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH DECEMBER 2002

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

12-02    GER    1000     5.1700       5.82	       Weeden & Co.
12-03    " "    1000     5.2000       5.69	       	""
12-04    " "    5000     4.9356       5.75	       	""
12-05    " "    4000     5.0498       5.59	       	""
12-06    " "    2000     4.9500       5.61	       	""
12-09    " "    5000     4.9140       5.38	       	""
12-10    " "    2000     4.7400       5.55	       	""
12-11    " "    3000     4.8200       5.59	       	""
12-12    " "    5000     4.7794       5.49	       	""
12-13    " "    2000     4.6900       5.45	       	""
12-16    " "    6000     4.7000       5.65	       	""
12-17    " "    1000     4.8700       5.59	       	""
12-18    " "    1500     4.7000       5.37	       	""
12-19    " "    1000     4.6000       5.25	       	""
12-20    " "    1500     4.6700       5.38	       	""
12-24    " "   16900     4.4976       5.35	       	""
12-26    " "    7000     4.5500       5.38	       	""
12-27    " "    7800     4.5300       5.13	       	""
12-30    " "    8600     4.4500       5.24	       	""




The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          1/09/03